Breakdown of expenses by nature - Summary of Financial Position and the Movements in the Jubilee Provision (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
France
Defined benefit pension provision - Opening
(Gain)/loss from change in demographic assumptions	€ 8	€ 0
France | Foreign countries
Defined benefit pension provision - Opening
Opening balance	449	0
Current service cost	69	30
Interest cost	20	6
Total amount recognized in the consolidated statement of profit or loss	89	36
(Gain)/loss from change in financial assumptions	7	(19)
Experience (gain)/loss	(7)	46
Remeasurements	8	27
Acquisition	0	386
Benefit payments from plans	(9)	0
Closing balance	537	449
The Netherlands | Country of domicile | Jubilee Plan
Defined benefit pension provision - Opening
Opening balance	26	73
Current service cost	5	11
Interest cost	1	0
Total amount recognized in the consolidated statement of profit or loss	9	(47)
Remeasurements	3	(58)
Benefit payments from plans	0	0
Closing balance	€ 35	€ 26